Securities Financing Including Redeemable Preferred Stocks	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Securities Financing Including Redeemable Preferred Stocks

13.  Securities Financing Including Redeemable Preferred Stocks

Securities Purchase Agreement Including Redeemable Preferred Stocks

On December 4, 2015, LSB entered into a securities purchase agreement (the “Securities Purchase Agreement”) with, LSB Funding LLC, a Delaware limited liability company (the “Purchaser”), and Security Benefit Corporation, a Kansas corporation (the “Purchaser Guarantor”) both of which are unrelated third parties, pursuant to which LSB agreed to sell to the Purchaser, in a private placement (the “Private Placement”) exempt from registration under the Securities Act,

•	$210,000,000 of the Series E Redeemable Preferred,
•

warrants to purchase 4,103,746 shares of common stock, par value $0.10, which is equal to 17.99% of the outstanding shares of our common stock before the completion of the Private Placement (the “Warrants”), and

•

one share of Series F redeemable Class C preferred stock (the “Series F Redeemable Preferred,” and together with the Series E Redeemable Preferred and the Warrants, the “Securities”). The Private Placement closed on December 4, 2015 (the “Closing Date”).

In connection with the closing of the Private Placement (the “Closing”), LSB entered into

•

the Certificate of Designations setting forth the rights, preferences, privileges and restrictions applicable to the Series E Redeemable Preferred, as filed with the Secretary of State of the State of Delaware (the “Series E COD”);

•

the Certificate of Designations setting forth the rights, preferences, privileges and restrictions applicable to the Series F Redeemable Preferred, as filed with the Secretary of State of the State of Delaware (the “Series F COD”);

•	a Registration Rights Agreement by and between LSB and LSB Funding (the “Registration Rights Agreement Notes”); and
•

an Amendment to Renewed Rights Agreement, (the “Rights Agreement Amendment”), which amended the Renewed Rights Agreement by and between LSB and UMB Bank, n.a., as rights agent (“UMB”), dated as of December 4, 2008 (the “Renewed Rights Agreement”)

13.  Securities Financing Including Redeemable Preferred Stocks (continued)

The Series E and Series F Redeemable Preferred and Warrants were recorded at fair value upon issuance, net of issuance costs or discounts.  The valuations are classified as (Level 3).  The Warrants were valued based on a Black-Scholes-Merton option pricing model and a Finnerty model to determine the estimated discount for lack of marketability resulting in an estimated fair of $22.3 million.  The Series E Redeemable Preferred was valued at an estimated fair value of $187.7 million, with discounted cash flow models that calculates the present value of future cash flows using possible redemption scenarios and using published market yields for publicly traded unsecured fixed income securities with a similar credit ratings. No valuation input adjustments were considered necessary relating to the nonperformance risk for the Warrants or Series E Redeemable Preferred. Based on the terms of the Series F Redeemable Preferred, we determined that this share had minimal economic value. See additional discussion below under Series E Redeemable Preferred relating to the bifurcation of certain embedded derivatives.

Series E Redeemable Preferred

The Series E COD authorizes 210,000 shares of Series E Redeemable Preferred. With respect to the distribution of assets upon liquidation, dissolution or winding up of LSB, whether voluntary or involuntary, the Series E Redeemable Preferred ranks (i) senior to the common stock, the Series B 12% Cumulative Convertible Preferred Stock, the Series D 6% Cumulative Convertible Class C Preferred Stock, the Series 4 Junior Participating Class C Preferred Stock and any other class or series of stock of LSB (other than Series E Redeemable Preferred) that ranks junior to the Series E Redeemable Preferred either or both as to the payment of dividends and/or as to the distribution of assets on any liquidation, dissolution or winding up of the Corporation (the “Junior Stock”); (ii) on a parity with the other shares of Series E Redeemable Preferred and any other class or series of stock of LSB (other than Series E Redeemable Preferred) created after the date of the Series E COD (that specifically ranks pari passu to the Series E Redeemable Preferred) and (iii) junior to any other class or series of stock of LSB created after the date of the Series E COD that specifically ranks senior to the Series E Redeemable Preferred.

The Series E Redeemable Preferred has a 14% annual dividend rate and a participating right in dividends and liquidating distributions equal to 456,225 shares of common stock, which is equal to 2% of LSB’s outstanding common stock before the transaction was completed. Generally, the holders of the Series E Redeemable Preferred Shares (the “Series E Holders”) will not have any voting rights or powers, and consent of the Series E Holders will not be required for taking of any action by LSB. However, the Series E Holders’ consent is required for

•	amendments to increase or decrease the authorized amount of Series E Redeemable Preferred,
•	the creation or increase of any shares of any class or series of capital stock of LSB ranking pari passu with or senior to the Series E Redeemable Preferred, or
•	any amendment that adversely affect the powers, preferences or special rights of the Series E Redeemable Preferred.

Dividends accrue semi-annually in arrears and are compounded.  Dividends are payable only when and if declared by the Board of Directors (the “Board”).

Additionally, LSB must declare a dividend on the Series E Redeemable Preferred on a pro rata basis with the common stock. As long as LSB Funding holds at least 10% of the Series E Redeemable Preferred, LSB may only declare dividends on Junior Stock unless and until dividends have been declared and paid on the Series E Redeemable Preferred for the then current dividend period in cash. The Series E Redeemable Preferred has a liquidation preference per share of $1,000 plus accrued and unpaid dividends plus the participation rights value (the “Liquidation Preference”).  The participation rights value is the product of the pro rata number of Series E Redeemable Preferred shares being redeemed and the price of our common stock as of such date.

At any time on or after August 2, 2019, each Series E Holder has the right to elect to have such holder’s shares redeemed by LSB at a redemption price per share equal to the Liquidation Preference of such share as of the redemption date. Additionally, LSB, at its option, may redeem the Series E Redeemable Preferred at any time at a redemption price per share equal to the Liquidation Preference of such share as of the redemption date. Lastly, with receipt of (i) prior consent of the electing Series E holder or a majority of shares of Series E Redeemable Preferred and (ii) all other required approvals, including under any principal U.S. securities exchange on which our common stock is then listed for trading, LSB can redeem the Series E Redeemable Preferred by the issuance of shares of common stock having an aggregate common stock price equal to the amount of the aggregate Liquidation Preference of such shares being redeemed in shares of common stock in lieu of cash at the redemption date.

13.  Securities Financing Including Redeemable Preferred Stocks (continued)

In the event of liquidation, the Series E Redeemable Preferred is entitled to receive its Liquidation Preference before any such distribution of assets or proceeds is made to or set aside for the holders of our common stock and any other Junior Stock. In the event of a change of control, the Company must make an offer to purchase all of the shares of Series E Redeemable Preferred outstanding.

The Series E Redeemable Preferred is redeemable outside of our control and is therefore classified as temporary/mezzanine equity.  As a result of an analysis performed on the embedded derivatives within the Series E Redeemable Preferred, the redemption features were determined to not be clearly and closely related to the debt-like host and also did not meet any other scope exceptions for derivative accounting.  Therefore, these redemption features are being accounted for as derivative instruments and the fair value of these derivative instruments were bifurcated from the Series E Redeemable Preferred and recorded as a liability.  See discussion in Note 12.

Series F Redeemable Preferred

The Series F COD authorizes one (1) shares of Series F Redeemable Preferred. The Series F Redeemable Preferred has voting rights (the “Series F Voting Rights”) to vote as a single class on all matters which the common stock have the right to vote and is entitled to a number of votes equal to 4,559,971 shares of our common stock, which is equal to 19.99% of the number of outstanding shares of our common stock before the completion of the Private Placement; provided however, the number of votes that may be cast by the Series F Redeemable Preferred will be reduced automatically upon the occurrence of the following specified events:

•	upon any exercise of the Warrants, the Series F Voting Rights shall be reduced by a number of votes equal to the number of shares of our common stock into which the Warrants are exercised,
•

upon the redemption or exchange of each share of Series E for our common stock, the Series F Voting Rights shall be reduced by a number of shares of common stock equal to the amount specified in clauses (i) and (ii) of Participation Rights Value as specified in the Series E COD, and

•

upon (A) expiration of the exercise period set forth in the Warrants or exercise in full of the Warrants and (B) redemption or exchange in full of all shares of Series E Redeemable Preferred for our common stock, cash or otherwise, the Series F Voting Rights shall be reduced to zero.

With respect to the distribution of assets upon liquidation, dissolution or winding up of LSB, whether voluntary or involuntary, the Series F Redeemable Preferred ranks (i) senior to our common stock and (ii) ranks junior to LSB’s Series B 12% Cumulative Convertible Preferred Stock, Series D 6% Cumulative Convertible Class C Preferred Stock, Series 4 Junior Participating Class C Preferred Stock, Series E Redeemable Preferred and any other class or series of stock of LSB after the date of the Series F COD that specifically ranks senior to the Series F Redeemable Preferred.

The Series F Redeemable Preferred will be automatically redeemed by LSB, in whole and not in part, for $0.01 immediately following the date upon which the Series F Voting Rights have been reduced to zero.

In the event of liquidation, the Series F Redeemable Preferred is entitled to receive its liquidation preference of $100 before any such distribution of assets or proceeds is made to or set aside for the holders of our common stock and any other stock junior to the Series F Redeemable Preferred.

	Series E Redeemable Preferred		Series F Redeemable Preferred
	Shares	Amount	Shares	Amount
	(Dollars In Thousands)
Balance at December 31, 2014	—	$—	—	$—
Issuance of redeemable preferred stock, net of discount and issuance costs of $10.6 million	210,000	174,299	1	—
Accretion relating to liquidation preference on preferred stock	—	467	—	—
Accretion for discount and issuance costs on preferred stock	—	219	—	—
Accumulated dividends	—	2,287	—	—
Balance at December 31, 2015	210,000	$177,272	1	$—

13.  Securities Financing Including Redeemable Preferred Stocks (continued)

Warrants

In connection with the Closing, LSB issued a Warrant to purchase our common stock (the “Warrant Agreement”) to LSB Funding to purchase 4,103,746 shares of common stock. Each warrant affords the holder the opportunity to purchase one share of common stock at a warrant exercise price of $0.10. The Warrants expire on December 4, 2025.

The number of shares of our common stock for which a Warrant is exercisable, and the exercise price per share of such Warrant are subject to adjustment from time to time pursuant to Section 2 of the Warrant Agreement upon the occurrence of certain events, including the subdivision or combination of common stock or the issuance of a dividend to all holders of our common stock.

Upon the occurrence of certain events constituting a Fundamental Transaction (as defined therein) as a result of which the common stock would be converted into, changed into or exchanged for, stock, securities or other assets (including cash or any combination thereof), each holder of a Warrant will have the right to receive, upon exercise of a Warrant, an amount of securities, stock, securities or other assets received in connection with such event with respect to or in exchange for the number of shares of our common stock for which such Warrant is exercisable immediately prior to such event.

Registration Rights Agreement- Warrants

On December 4, 2015 (the date of closing), LSB entered into a registration rights agreement (the “Registration Rights Agreement-Warrants”) relating to the registered resale of the common stock issuable upon exercise of the Warrants and certain other common stock.  Pursuant to the Registration Rights Agreement-Warrants, we are required to file a registration statement for such registered resale within nine months from the date of closing, to permit the public resale of registrable securities then outstanding from time to time as permitted by Rule 415 under the Securities Act.  We are required to use commercially reasonable efforts to cause the registration statement to become effective as soon as practicable thereafter.

Furthermore, the registration statement must be declared effective within twelve months after the date of closing by filing a post-effective amendment. If the exchange offer is not completed on or prior to the expiration of twelve months from the date of closing, LSB Funding is entitled to liquidated damages of 0.25% of the liquidated damages multiplier (the closing price of LSB’s common stock as of the date of the calculation multiplied by the number of LSB’s common stock issued upon the exercise of the Warrants, and other issuance events if applicable, and held by LSB Funding that may not be disposed of without restriction and without the need for current public pursuant to Rule 144 under the Securities Act) for the first 30 day period immediately following such default and an additional 0.25% with respect to each subsequent 30 day period, up to a maximum increase of 1.00%.  In no event will the aggregate of all liquidated damages exceed 3.0% of the aggregate purchase price (the closing price of LSB’s common stock as of the date of the calculation multiplied by the number of LSB’s common stock issued upon the exercise of the Warrants, and other issuance events if applicable).

If such liquidated damages cannot be paid in cash, because such action would constitute a default under a credit facility or other debt instrument, then payment consisting of as much cash as possible in compliance with the aforementioned conditions would be required.  The balance of any compensatory liquidated damages would be paid in full in the form of the issuance of additional common stock.

In certain circumstances, the warrants’ purchaser(s) may have piggyback registration rights and rights to request an underwritten offering. Such parties will cease to have registration rights on the later of the tenth anniversary of the closing date or the date on which the registrable securities cease to be registrable securities.

Amendment to Renewed Rights Agreement

Pursuant to the Securities Purchase Agreement, on December 4, 2015, LSB and UMB Bank, as rights agent, entered into an amendment to the renewed rights agreement as discussed under “Preferred Share Rights Plan” in Note 14 – Stockholders Equity.